Fair Value (Carrying Amounts and Fair Values of Certain Financial Instruments, Excluding Financial Instruments Carried at Fair Value on a Recurring Basis and Those outside Scope of ASC 825) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2024	Mar. 31, 2023
Financial liabilities:
Long-term debt		¥ 2,876,287	¥ 2,680,164
Carrying amount
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		98,392,000	83,226,000
Investments		4,048,000	2,050,000
Loans, net of allowance	[1]	97,519,000	93,291,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		78,030,000	64,618,000
Interest-bearing deposits		135,447,000	128,756,000
Due to trust accounts		246,000	749,000
Other short-term borrowings		3,492,000	3,397,000
Long-term debt		13,380,000	12,246,000
Estimated fair value
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		98,392,000	83,226,000
Investments		3,863,000	1,915,000
Loans, net of allowance	[1]	98,868,000	94,605,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		78,030,000	64,618,000
Interest-bearing deposits		135,397,000	128,718,000
Due to trust accounts		246,000	749,000
Other short-term borrowings		3,492,000	3,397,000
Long-term debt		13,031,000	11,719,000
Estimated fair value | Level 1
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		72,026,000	66,498,000
Investments		512,000	800,000
Loans, net of allowance	[1]	0
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		0
Interest-bearing deposits		0
Due to trust accounts		0
Other short-term borrowings		0
Long-term debt		0
Estimated fair value | Level 2
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		26,366,000	16,728,000
Investments		3,351,000	1,115,000
Loans, net of allowance	[1]	0
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		78,030,000	64,618,000
Interest-bearing deposits		135,397,000	128,718,000
Due to trust accounts		246,000	749,000
Other short-term borrowings		3,492,000	3,397,000
Long-term debt		11,681,000	10,315,000
Estimated fair value | Level 3
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		0
Investments		0
Loans, net of allowance	[1]	98,868,000	94,605,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		0
Interest-bearing deposits		0
Due to trust accounts		0
Other short-term borrowings		0
Long-term debt		¥ 1,350,000	¥ 1,404,000

[1]	Loans, net of allowance include items measured at fair value on a nonrecurring basis.